PGIM US Large-Cap Buffer 12 ETF - September
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 102.7%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $19,877)(wb)	19,877	$19,877
Options Purchased*~ 101.8%
(cost $2,309,017)		2,353,443

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.7% (cost $2,328,894)		2,373,320
Options Written*~ (2.7)%
(premiums received $54,954)		(61,751)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $2,273,940)		2,311,569
Liabilities in excess of other assets(z) (0.0)%		(882)

Net Assets 100.0%		$2,310,687

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/30/24	$5.23		43		4	$2,344,788
SPDR S&P 500 ETF Trust	Put	08/30/24	$523.30		43		4	8,655
Total Options Purchased (cost $2,309,017)								$2,353,443

PGIM US Large-Cap Buffer 12 ETF - September
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/30/24	$545.12		43		4	$(60,541)
SPDR S&P 500 ETF Trust	Put	08/30/24	$460.50		43		4	(1,210)
Total Options Written (premiums received $54,954)							$(61,751)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2